Basis of Presentation and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Liquidity

Note 1 – Basis of Presentation and Liquidity

The accompanying interim condensed financial statements of Opti-Harvest, Inc. (the “Company”, “we”, “us”, or “our”), are unaudited, but in the opinion of management contain all adjustments, including normal recurring adjustments, necessary to present fairly our financial position at June 30, 2022 and the results of operations and cash flows for the six months ended June 30, 2022 and 2021. The balance sheet as of December 31, 2021 is derived from the Company’s audited financial statements included elsewhere in this filing.

Certain information and footnote disclosures normally included in financial statements that have been prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. We believe that the disclosures contained in these condensed financial statements are adequate to make the information presented herein not misleading. For further information, refer to the financial statements and the notes thereto included in the Company’s registration statement.

The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results of operations to be expected for the full fiscal year ending December 31, 2022.

COVID-19 Considerations

During the six months ended June 30, 2022, the COVID-19 pandemic did not have a material net impact on the Company’s operating results. In the future, the pandemic may cause reduced demand for the Company’s products if, for example, the pandemic results in a recessionary economic environment which negatively effects the consumers who purchase our products. The Company has not observed any material impairments of its assets or a significant change in the fair value of its assets due to the COVID-19 pandemic.

The Company’s ability to operate without significant negative operational impact from the COVID-19 pandemic will in part depend on its ability to protect its employees and its supply chain. The Company has endeavored to follow the recommended actions of government and health authorities to protect its employees. Since the onset of the COVID-19 pandemic, the Company maintained the consistency of its operations. However, the uncertainty resulting from the pandemic could result in an unforeseen disruption to its workforce and supply chain (for example an inability of a key supplier or transportation supplier to source and transport materials) that could negatively impact the Company’s operations.

Going Concern

The accompanying condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying condensed financial statements, during the six months ended June 30, 2022, the Company recorded a net loss of $7,717,000, used cash in operations of $2,534,000, and had a shareholders’ deficit of $1,828,000 on June 30, 2022. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. In addition, the Company’s independent registered public accounting firm, in its report on the Company’s December 31, 2021 financial statements, raised substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

At June 30, 2022, the Company had cash on hand in the amount of $729,000. Subsequent to June 30, 2022, the Company received net proceeds of approximately $1,105,000 from the sale of common stock (See Note 11). The Company believes it has enough cash to sustain operations through November 30, 2022. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company.

Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our shareholders, in case or equity financing.

Note 1 – Operations and Liquidity

Opti-Harvest, Inc. (“Opti-Harvest” or “the Company”) is an agricultural innovation company with products backed by a portfolio of patented and patent pending technologies focused on solving several critical challenges faced by agribusinesses: maximizing crop yield, accelerating crop growth, optimizing land and water resources, reducing labor costs and mitigating negative environmental impacts.

Our advanced agriculture technology (Opti-Filter™) and precision farming (Opti-View™) platforms, enable commercial growers and home gardeners to harness, optimize and better utilize sunlight, the planet’s most fundamental and renewable natural resource.

Our sustainable agricultural technology platform is powered by the sun. It maximizes a free and renewable resource with no need for additional chemicals or fertilizers.

Opti-Harvest was formed in the State of Delaware on June 20, 2016. Our principal executive offices are located at 1801 Century Park East, Suite 520, Los Angeles, California 90067. Our website address is www.opti-harvest.com.

COVID-19 Considerations

During the year ended December 31, 2021, the COVID-19 pandemic did not have a material net impact on the Company’s operating results. In the future, the pandemic may cause reduced demand for the Company’s products if, for example, the pandemic results in a recessionary economic environment which negatively effects the consumers who purchase our products. The Company has not observed any material impairments of its assets or a significant change in the fair value of its assets due to the COVID-19 pandemic.

The Company’s ability to operate without significant negative operational impact from the COVID-19 pandemic will in part depend on its ability to protect its employees and its supply chain. The Company has endeavored to follow the recommended actions of government and health authorities to protect its employees. Since the onset of the COVID-19 pandemic, the Company maintained the consistency of its operations. However, the uncertainty resulting from the pandemic could result in an unforeseen disruption to its workforce and supply chain (for example an inability of a key supplier or transportation supplier to source and transport materials) that could negatively impact the Company’s operations.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the year ended December 31, 2021, the Company recorded a net loss of $10.1 million and used cash in operations of $5.3 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

At December 31, 2021, the Company had cash on hand in the amount of $1.7 million. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in case or equity financing.